UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2003

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Capital Crossover Partners
Address: 8200 Greensboro Drive, Suite 1550
         McLean, VA  22102

13F File Number:  28-

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Rick Eng
Title:     Chief Financial Officer
Phone:     703-269-1900

Signature, Place, and Date of Signing:

      /s/ Rick Eng     McLean, VA     February 23, 2004

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.


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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     25

Form13F Information Table Value Total:     $98,487 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

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
                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AETHER SYS INC                 COM              00808v105     3053   642800 SH       SOLE                   642800
ALIGN TECHNOLOGY INC           COM              016255101     4230   256200 SH       SOLE                   256200
ALLIANCE GAMING CORP           COM NEW          01859p609     6779   275000 SH       SOLE                   275000
AMERICAN FINL RLTY TR          COM              02607p305     1193    70000 SH       SOLE                    70000
AMERICREDIT CORP               COM              03060r101     6292   395000 SH       SOLE                   395000
AMERISTAR CASINOS INC          COM              03070q101     1874    76600 SH       SOLE                    76600
ANWORTH MORTGAGE ASSET CP      COM              037347101     1393   100000 SH       SOLE                   100000
ARGOSY GAMING CO               COM              040228108     1040    40000 SH       SOLE                    40000
ASHFORD HOSPITALITY TR INC     COM SHS          044103109      563    60000 SH       SOLE                    60000
BLUE RHINO CORP                COM              095811105     5556   400000 SH       SOLE                   400000
CAPITAL ONE FINL CORP          COM              14040h105     4597    75000 SH       SOLE                    75000
CARNIVAL CORP                  PAIRED CTF       143658300     4768   120000 SH       SOLE                   120000
CLEAR CHANNEL COMMUNICATIONS   COM              184502102     5901   126000 SH       SOLE                   126000
CONSOL ENERGY INC              COM              20854P109    15540   600000 SH       SOLE                   600000
DIGITAL IMPACT INC DEL         COM              25385g106     3168  1100000 SH       SOLE                  1100000
DOLLAR THRIFTY AUTOMOTIVE GP   COM              256743105      973    37500 SH       SOLE                    37500
EMBRAER-EMPRESA BRASILEIRA D   SP ADR PFD SHS   29081m102     6796   194000 SH       SOLE                   194000
ISLE OF CAPRI CASINOS INC      COM              464592104     1073    50000 SH       SOLE                    50000
NETWORKS ASSOCS INC            COM              640938106      752    50000 SH       SOLE                    50000
NEW CENTURY FINANCIAL CORP     COM              64352d101     7339   185000 SH       SOLE                   185000
NVR INC                        COM              62944t105     5312    11400 SH       SOLE                    11400
PENN NATL GAMING INC           COM              707569109     2058    89000 SH       SOLE                    89000
PMI GROUP INC                  COM              69344m101     2904    78000 SH       SOLE                    78000
SAXON CAPITAL INC              COM              80556p302     3247   155000 SH       SOLE                   155000
TENET HEALTHCARE CORP          COM              88033g100     2086   130000 SH       SOLE                   130000